Commitments and Contingencies (Details) - Schedule of components of lease costs - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Lease cost
Operating lease cost	$ 276
Short-term lease cost	165	136
Total lease cost	$ 441	$ 136